CONSOLIDATED BALANCE SHEETS (Parenthetical)	Mar. 31, 2019 $ / shares shares
CONSOLIDATED BALANCE SHEETS
Ordinary shares, par value | $ / shares	$ 0.0002
Ordinary shares, shares authorized	500,000,000
Ordinary shares, shares issued	9,000,000
Ordinary shares, shares outstanding	9,000,000